Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2021
Research and development expenses
Schedule of research and development expenses

	For the Year Ended December 31,
(in thousands)	2021	2020	2019
VUmc license expenses	$14,357	$203	$—
Pre-clinical and clinical trial expenses	14,188	11,325	5,118
Personnel-related expenses	4,955	2,276	1,360
Research and development activities expenses	1,843	1,022	1,624
Share-based compensation expense	1,036	232	181
Facilities and other research and development expenses	814	643	64
	$37,193	$15,701	$8,347